Marketable Securities Disclosure: Schedule of Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Details
Unrealized gain (loss) on marketable securities	$ 324,442	$ (15,518)
Marketable securities, current	$ 424,455	$ 15,274